Description of Organization and Business Operations - Additional Information (Details) - USD ($)				12 Months Ended
	Dec. 23, 2021	Oct. 06, 2021	Mar. 04, 2021	Dec. 31, 2021	Dec. 31, 2020
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Proceeds received from initial public offering, gross				$ 345,000,000
Offering costs				$ 7,405,589
Exercise price of warrants				$ 11.50
Percentage of fair market value of acquisition required, of net assets held in Trust Account				80.00%
Minimum percentage of ownership required, post-transaction				50.00%
Percentage of restricted redeeming shares				15.00%
Business combination completion period from closing date of initial public offering				24 months
Maximum per share value of residual assets available for distribution				$ 10.00
Amount of quotient to divide the aggregate fully diluted common stock.		$ 10.00
Cash				$ 532,436	$ 0
Working Capital				3,400,000
Rigetti Holdings Inc | Merger Agreement
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Aggregate equity consideration		$ 1,041,000,000
Maximum [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Interest to pay dissolution expenses				$ 100,000
Private Placement Warrants
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of warrants issued			4,450,000
Exercise price of warrants			$ 2.00
Proceeds from issuance of warrants			$ 8,900,000
Initial Public Offering
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of Class B ordinary shares to Sponsor, shares			34,500,000
Stock issue price			$ 10.00
Proceeds received from initial public offering, gross			$ 345,000,000.0
Offering costs			19,500,000
Payment of deferred underwriting commissions			12,100,000
Initial Public Offering | Private Placement Warrants
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Stock issue price				$ 10.00
Assets held in trust			$ 345,000,000.0
Over-Allotment Option
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of Class B ordinary shares to Sponsor, shares			4,500,000
PIPE Subscription Agreements | Merger Agreement | PIPE Investors
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Stock issue price	$ 10.25	$ 10.00
Aggregate purchase price		$ 102,510,000
Proceeds From Issuance Of Common Stock	$ 45,000,000
Class A Ordinary Shares
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Offering costs				$ 19,011,139
Exercise price of warrants				$ 11.50
Temporary equity, shares subject to possible redemption price per share				10.00	$ 10.00
Class A Ordinary Shares | Sponsor Support Agreement | Merger Agreement
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Weighted average price of stock		$ 15.00
Vesting period		5 years
Class A Ordinary Shares | Initial Public Offering
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of Class B ordinary shares to Sponsor, shares			34,500,000
Stock issue price			$ 10.00
Class A Ordinary Shares | Over-Allotment Option
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of Class B ordinary shares to Sponsor, shares			4,500,000
Public Shares
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Temporary equity, shares subject to possible redemption price per share				$ 10.00
Maximum net tangible assets for business combination				$ 5,000,001
Redemption percentage of shares in case of not completing business combination within combination period				100.00%
Maximum net tangible assets requirement threshold		$ 5,000,001
Cash		$ 165,000,000
PIPE Shares | PIPE Subscription Agreements | Merger Agreement | PIPE Investors
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of shares committed to purchase in private placement	4,390,244	10,251,000
Class B Ordinary Shares | Sponsor Support Agreement | Merger Agreement
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Sale of stock, shares of common stock issued		2,479,000
Weighted average price of stock		$ 12.50
Vesting period		5 years
Maximum number of additional shares will be unvested subject to forfeiture as of the closing.		1,000,000